Risk Management Activities - Maturity of Non-Hedges (Details) - Dec. 31, 2022 - Electricity - Non-hedge - Commodity risk management	CAD ($)	cADPerMegawattHour
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	$ 3,329
Average prices | cADPerMegawattHour		cADPerMegawattHour 78.27
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	3,338
Average prices | cADPerMegawattHour		80.22
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	2,628
Average prices | cADPerMegawattHour		82.22
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	0
Average prices | cADPerMegawattHour		0
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	0
Average prices | cADPerMegawattHour		0
2028 and thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	$ 0
Average prices | cADPerMegawattHour		cADPerMegawattHour 0